Trade and other payables - current (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Trade and other payables - current [Abstract]
Trade payables	$ 46,096	$ 16,891
Tax and social security	46,525	3,032
Accruals	584,296	150,119
Total trade and other payables	676,917	$ 170,042
Vacation, payroll and employee taxes	147,000
Commission and employee bonuses	162,700
Integration expenses	44,500
Consulting and audit fees	$ 30,300